Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [Abstract]
Summary of Movements in Loans Receivable

Movements in loans receivable were as follows:

Loans Receivable
At January 1, 2021	—
Loan provided	709
Accrued finance expense	9
At December 31, 2021	718
Accrued finance expense	10
Repayment of loan	(728)
At December 31, 2022	—